Game operating cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Game operation cost
Employee benefits expense	$ (7,764)	$ (10,141)	$ (16,112)	$ (21,152)
Technical support services	(3,851)	(3,077)	(7,386)	(5,633)
Depreciation and amortization	(780)	(1,001)	(1,710)	(1,859)
Game operation cost	$ (12,395)	$ (14,219)	$ (25,208)	$ (28,644)